Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ (169,033)	$ (578,367)	$ (4,723,267)
Deferred	116,254	253,951	562,664
Income tax expense	$ 52,779	$ 324,416	$ 4,160,603